PROPERTY, PLANT AND EQUIPMENT, NET - Summary (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 833,953,996		¥ 746,973,134
Less: Accumulated depreciation	(513,940,364)		(423,860,768)
Property, plant and equipment, net	320,013,632	$ 43,841,688	323,112,366
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	399,918,776		375,782,740
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	232,110,473		173,869,199
Building
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	152,378,097		149,465,476
Office and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	34,892,580		33,252,080
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	10,878,525		10,792,479
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 3,775,545		¥ 3,811,160